UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

John H. Gernon

President and Principal Executive Officer

Stefanie V. Chang Yu

Chief Compliance Officer

Joseph C. Benedetti

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2014 Morgan Stanley

MTGSAN
932592 EXP 06.30.15

INVESTMENT MANAGEMENT

Morgan Stanley Mortgage Securities Trust

Semiannual Report

April 30, 2014

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	10
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Notes to Financial Statements	20
Financial Highlights	33
U.S. Privacy Policy	37

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2014

Total Return for the 6 Months Ended April 30, 2014

Class A	Class B	Class L	Class I	Barclays Capital Mortgage Index[1]	Lipper U.S. Mortgage Funds Index[2]
3.47%	3.21%	3.23%	3.56%	1.41%	1.60%

The performance of the Fund's four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

U.S. Treasury bonds sold off in the last two months of 2013, first in anticipation of and then following the December 18 Federal Reserve (Fed) announcement detailing plans to taper asset purchases. The Fed announced holdings of mortgage-backed securities (MBS) would grow at a pace of $35 billion per month, reduced from $40 billion per month, and its holdings of longer-term Treasury securities would grow at a rate of $40 billion per month, reduced from $45 billion per month. The market expectation was that the purchases for Treasuries and mortgage-backed securities would decrease $5 billion per month going forward. The U.S. 10-year Treasury note yield rose from 2.55% on October 31 to 3.029% at year endi. Treasury yields retraced in January, following weak economic data released early in the month. The U.S 10-year Treasury note fell to 2.57% on February 3 and remained range-bound between approximately 2.63% and 2.8%. The Treasury yield curve did flatten during the period, as the U.S. Treasury 5-year note yields rose approximately 30 basis points relative to the 10-year yields.

Fixed-rate agency MBS performance was mixed in the six-month period. The market performance was negative the last two months of 2013 as concerns over potential tapering of MBS purchases by the Fed led to selling in the sector. January 2014 started with weak economic data and rates rallied during the month. MBS rallied along with Treasuries as the Fed enhanced guidance on the timing of rate increases and the pace of tapering. The 30-year sector outperformed the 15-year sector as the yield curve flattened. Additional performance gains later in the first quarter and into April were driven in large part by supply and demand factors. Gross issuance in the MBS sector fell rapidly as rates increased from lows set in 2013 and hence lower refinancing activity. The Fed continues to buy significant portions of MBS issuance, despite the tapering of the asset purchase program.

The U.S. housing market showed steady gains in the past six months. The most recent S&P/Case-Shiller Home Price Index level of 165.35 was up approximately 12.86% year-over-year and up approximately 20% from lows reached in March 2012ii. The last time the index was at 164 was in August 2008. Large pools of capital have been deployed to buy foreclosed single family homes with the intent to rent them. This appears to have been one of the factors leading to the current stabilization of home prices. These programs have achieved a degree of success, with positive sentiment from the market for several securitizations. The multi-family rental market also continued to be strong with low vacancies and increasing rental rates.

Despite high nominal affordability due to lower property prices and lower interest rates, the hurdle to qualify for a loan remained high. Additionally, housing finance has not been restored to normal, as capital market financing continues to be dominated by agency MBS with a more than 90 percent shareiii. Prior to 2008, it was roughly a 50-50 split between agency MBS and non-agency MBS. Improving housing fundamentals coupled with strong supply-demand technicals led to a significant rally in non-agency MBS prices as buyers sought to add additional exposure.

Commercial mortgage-backed securities (CMBS) performance continued to be strong in the last two months of 2013 and early 2014. We observed a significant credit flattening with the subordinate and mezzanine bonds in deal structures benefitting the most from the spread compression. The key factors that drove the performance were the continued fundamental improvement in the U.S. commercial real estate segment, which benefited from the gradual recovery in the economy, primarily from the nominal increase in the labor force.

Another factor is the availability of finance. The financing conditions for commercial real estate are continuing to improve and this, coupled with increasing asset values, has spurred transactional activity. The easier terms of funding are evident in the higher loan origination levels seen at banks, life insurance companies and CMBS conduit issuers. A consequence of higher property income levels and higher asset values was to lower the default experience and increase recovery rate for legacy loans. Also the maturity performance of the vintage loans has been robust.

The underwriting standards of new CMBS bond issuance has declined sequentially but remains clearly superior to the prior cycle peak. We have seen some increases in leverage and percentage of interest-only (IO) or partial IO loans (which are less favorable from an underwriting standpoint than principal and interest loans), but this has been partially offset by stricter underwriting of other loan characteristics within those deals. The underwriting remains well anchored in existing property economics for the majority of the loans.

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust outperformed the Barclays Capital Mortgage Index (the “Index”) and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2014, assuming no deduction of applicable sales charges.

The largest contributor to the Fund’s outperformance was the portfolio’s exposure to high-quality, seasoned non-agency MBS trading at discount dollar prices. Additionally, the portfolio’s security selection in agency MBS was a large performance contributor for the period. Other contributors to the portfolio’s positive performance were in the agency CMBS sector and the non-agency CMBS sector. However, costs associated with interest rate futures used to hedge duration detracted slightly from performance.

i U.S. Treasury data from Bloomberg LP.

ii S&P/Case Shiller index data from Bloomberg LP.

iii Housing financing data from Morgan Stanley.

We continue to believe that the normalization of the housing market will occur gradually. In our view, agency mortgage bonds with prepayment protection characteristics continue to offer attractive yields and spreads. Additionally, we continue to believe that non-agency MBS offer a compelling yield advantage while trading at discount dollar prices.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/14
Mortgages – Other	34.2%
Agency Fixed Rate Mortgages	21.4
Collateralized Mortgage Obligations – Agency Collateral Series	20.4
Commercial Mortgage-Backed Securities	8.6
Short-Term Investments	8.0
Asset-Backed Securities	6.3
Agency Adjustable Rate Mortgages	1.1

+ Does not include open long/short futures contracts with an underlying face amount of $27,911,281 with net unrealized appreciation of $57,571.

LONG-TERM CREDIT ANALYSIS as of 04/30/14
AAA	50.6%
AA	1.7
A	1.2
BBB	6.5
BB	3.6
B or less	36.1
Not Rated	0.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled “not rated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are obtained from Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Services, Inc (“Moody’s”) or Fitch Ratings (“Fitch”). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the “Adviser”) has deemed them to be of comparable quality. Ratings from Moody’s or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”), commercial mortgage-backed securities (“CMBS”) and inverse floating rate obligations (“inverse floaters”). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. In making investment decisions, considers economic developments, interest rate levels and other factors. The Fund may invest in high yield securities (commonly referred to as “junk bonds”). The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns — Period Ended April 30, 2014

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/31/87)		Class L Shares† (since 07/28/97)		Class I Shares†† (since 07/28/97)
Symbol	MTGAX		MTGBX		MTGCX		MTGDX
1 Year	3.45%[3]		2.86%[3]		3.19%[3]		3.79%[3]
	–0.94	[4]	–1.98	[4]	—		—
5 Years	5.96	[3]	5.34	[3]	5.44	[3]	6.29	[3]
	5.04	[4]	5.01	[4]	—		—
10 Years	3.80	[3]	3.24	[3]	3.24	[3]	4.09	[3]
	3.35	[4]	3.24	[4]	—		—
Since Inception	4.70	[3]	5.38	[3]	4.02	[3]	4.83	[3]
	4.43	[4]	5.38	[4]	—		—
Gross Expense Ratio	1.61		2.28		1.87		1.42

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund’s fiscal year-end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	Class L has no sales charge.

††	Class I has no sales charge.

(1)	The Barclays Capital Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Barclay Capital U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/13 – 04/30/14.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/13	04/30/14	11/01/13 – 04/30/14
Class A
Actual (3.47% return)	$1,000.00	$1,034.70	$4.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.93	$4.91
Class B
Actual (3.21% return)	$1,000.00	$1,032.10	$8.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.41	$8.45
Class L
Actual (3.23% return)	$1,000.00	$1,032.30	$6.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46
Class I
Actual (3.56% return)	$1,000.00	$1,035.60	$3.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.46

@	Expenses are equal to the Fund’s annualized expense ratios of 0.98%, 1.69%, 1.29% and 0.69% for Class A, Class B, Class L and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.42%, 2.19%, 1.65% and 1.08% for Class A, Class B, Class L and Class I shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (1.2%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$523		2.386%	06/01/37	$556,079
64		2.681	01/01/38	68,026
165		2.795	03/01/37	176,564

	Total Agency Adjustable Rate Mortgages (Cost $800,619)			800,669

	Agency Fixed Rate Mortgages (23.2%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
505		5.063	07/01/36	522,326
126		9.50	01/01/17 – 02/01/19	133,865
211		10.00	04/01/16 – 12/01/20	227,937
	Gold Pools:
631		4.00	12/01/41	661,448
2,938		4.50	03/01/41 – 09/01/41	3,163,017
320		5.00	12/01/40 – 05/01/41	353,277
70		5.50	07/01/37	77,055
56		6.00	12/01/37 – 03/01/38	62,993
127		6.50	06/01/29 – 09/01/33	143,113
151		7.50	04/01/20 – 05/01/35	177,595
69		8.00	08/01/32	84,659
108		8.50	08/01/31	132,940
35		10.00	10/01/21	38,599
	Federal National Mortgage Association, Conventional Pools:
42		3.50	09/01/42	42,391
352		4.50	08/01/40 – 09/01/41	378,104
1,650		5.00	11/01/40 – 07/01/41	1,816,782
447		5.50	08/01/37 – 02/01/38	498,137
940		6.50	02/01/28 – 12/01/33	1,061,686
27		7.00	07/01/23 – 06/01/32	28,403
185		7.50	08/01/37	217,433
185		8.00	04/01/33	220,236
168		8.50	10/01/32	208,399
306		9.50	04/01/30	356,989
6		9.75	03/01/16	5,968
35		10.00	10/01/18	39,152
	May TBA:
650	(a)	4.00	05/01/44	681,205
273	(a)	5.00	05/01/44	299,404
	Government National Mortgage Association, May TBA:
1,070	(a)	3.50	05/20/44	1,101,097
1,900	(a)	4.00	05/20/44	2,011,031

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Various Pools:
$557		5.00%	05/20/41	$617,825
35		8.00	05/20/30	35,833
81		11.00	04/15/21	81,692

	Total Agency Fixed Rate Mortgages (Cost $15,227,245)			15,480,591

	Asset-Backed Securities (6.9%)
200	Citibank Credit Card Issuance Trust	0.58 (b)	09/10/20	200,932
575	Citigroup Mortgage Loan Trust, Inc.	5.53	11/25/34	608,924
614	First Frankin Mortgage Loan Trust	0.752(b)	04/25/35	537,370
125	GE Capital Credit Card Master Note Trust	2.22	01/15/22	124,747
622	GSAA Home Equity Trust	5.95 (b)	06/25/34	674,892
1,005	Home Equity Asset Trust	0.682(b)	11/25/35	813,696
537	Home Equity Mortgage Loan Asset-Backed Trust	0.272(b)	04/25/37	428,621
399	Long Beach Mortgage Loan Trust 2004-2	0.594(b)	06/25/34	374,086
281	Nationstar Agency Advance Funding Trust (c)	1.892	02/18/48	273,638
272	NovaStar Mortgage Funding Trust	0.892(b)	02/25/34	256,635
297	PFS Tax Lien Trust (c)	1.44	05/15/29	296,985

	Total Asset-Backed Securities (Cost $4,258,750)			4,590,526

	Collateralized Mortgage Obligations – Agency Collateral Series (22.1%)
	Federal Home Loan Mortgage Corporation
508		3.034(b)	10/25/20	526,928
	IO
7,041		0.887(b)	10/25/20	282,311
2,986		1.508(b)	11/25/19	189,795
9,488		1.85 (b)	04/25/17	369,805
	IO REMIC
1,999		1.972(b)	04/15/39	141,444
784		4.00	04/15/39	134,374
367		5.00	08/15/41	74,717
2,568		5.848(b)	11/15/43	360,261
816		5.898(b)	04/15/39	146,796
	IO STRIPS
288		7.00	06/01/30	63,781
302		7.50	12/01/29	75,588
1		8.00	01/01/28	236
	REMIC
274		3.50	12/15/42	251,713
703		7.609(d)	10/15/43	676,902
894		11.595(d)	12/15/43	921,445
	Federal National Mortgage Association,
	IO
2,791		1.818	05/15/38	189,258
2,766		6.238(b)	09/25/20	658,191

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	IO REMIC
$2,351		3.50%	02/25/39	$400,674
7		5.00	08/25/37	9
1,976		5.498(b)	11/25/41	335,210
2,383		5.848(b)	12/25/39	379,644
2,597		5.898(b)	06/25/42	435,998
2,177		5.998(b)	02/25/43	463,994
923		6.278(b)	03/25/42	197,995
1,893		6.348(b)	04/25/39	333,196
1,460		6.398(b)	08/25/41	286,443
547		6.448(b)	09/25/38	90,664
	IO STRIPS
107		7.00	11/01/27	22,845
238		8.00	05/01/30 – 06/01/30	44,522
149		8.50	10/01/24	38,822
	REMIC
239		1.352(b)	12/25/23	245,948
133		7.138(b)	04/25/39	140,861
360		9.697(d)	12/25/43	367,171
	Government National Mortgage Association
446		11.594(d)	08/20/43	462,340
	IO
4,655		0.832(b)	08/20/58	141,618
9,519		3.50	06/20/41 – 11/20/42	2,165,346
1,948		4.50	05/20/40	321,482
414		5.00	05/20/39 – 02/16/41	74,824
2,992		5.848(b)	02/16/41 – 08/20/42	568,258
999		5.898(b)	11/16/40	199,054
2,324		5.948(b)	04/20/41 – 08/20/42	432,311
915		5.988(b)	12/20/43	207,570
1,943		5.998(b)	06/20/43	343,244
1,349		6.148(b)	09/20/43	292,116
850		6.398(b)	08/16/34	175,828
570		6.648(b)	08/16/36	117,549
	IO PAC
390		5.00	10/20/40	74,151
2,426		5.898(b)	01/20/40	317,382

	Total Collateralized Mortgage Obligations – Agency Collateral Series (Cost $12,631,452)			14,740,614

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Commercial Mortgage-Backed Securities (9.3%)
$360	CD Commercial Mortgage Trust	5.366(b) %	12/11/49	$379,337
	COMM Mortgage Trust
132	(c)	1.873	04/12/35	128,801
389	(c)	4.928(b)	10/10/46	364,878
270	(c)	4.957(b)	08/10/46	254,987
	Commercial Mortgage Pass-Through Certificates
187	(c)	4.76 (b)	02/10/47	175,131
	IO
3,322		1.066(b)	02/10/47	176,790
340	Commercial Mortgage Trust	5.475	03/10/39	366,942
380	Extended Stay America Trust (c)	2.958	12/05/31	380,721
370	GS Mortgage Securities Trust (c)	4.935(b)	08/10/46	345,383
165	Hilton USA Trust (c)	1.153(b)	11/05/30	165,224
289	JP Morgan Chase Commercial Mortgage Securities Corp. (c)	4.153(b)	12/15/30	283,887
1,740	JP Morgan Chase Commercial Mortgage Securities Trust	5.464(b)	12/12/43 – 01/15/49	1,834,754
	JPMBB Commercial Mortgage Securities Trust
267		4.836	04/15/47	242,180
	IO
4,751		1.26 (b)	01/15/47	328,910
200	LB-UBS Commercial Mortgage Trust	6.456(b)	09/15/45	211,012
587	LB-UBS Commercial Mortgage Trust 2007-C6	6.343(b)	07/15/40	608,179

	Total Commercial Mortgage-Backed Securities (Cost $6,078,769)			6,247,116

	Mortgages – Other (37.1%)
829	Adjustable Rate Mortgage Trust	0.414(b)	01/25/36	696,583
	Alternative Loan Trust
1,257		0.552(b)	02/25/35	1,153,458
44		5.50	02/25/25	45,384
382		6.00	08/25/17 – 02/25/37	323,600
	PAC
403		5.50	04/25/37	332,141
789	Alternative Loan Trust Resecuritization	6.25	08/25/37	632,626
357	American Home Mortgage Investment Trust (c)	6.10	01/25/37	233,505
	Banc of America Alternative Loan Trust
812		0.602(b)	11/25/36	530,470
893		5.50	10/25/35	827,661
194		6.00	04/25/36	182,503
1,006		6.226	10/25/36	747,655
755		6.50	05/25/46	607,432
	Banc of America Funding Trust
450		0.382(b)	02/20/47	390,083
380		6.099	10/25/36	308,308
15	Banc of America Mortgage Trust	5.25	11/25/19	15,822

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$799	BCAP LLC Trust	0.292(b) %	04/25/37	$716,833
11,466	Bear Stearns Mortgage Funding Trust, IO	0.50	01/25/37	324,371
602	Chase Mortgage Finance Trust	6.00	10/25/36 – 11/25/36	529,363
5	Citicorp Mortgage Securities Trust	5.50	02/25/22	5,220
311	Commercial Mortgage Pass-Through Certificates (c)	4.906(b)	04/10/47	291,984
658	Credit Suisse First Boston Mortgage Securities Corp.	2.545(b)	11/25/34	677,639
	First Horizon Alternative Mortgage Securities Trust
362		5.50	04/25/35	348,483
1,041		6.00	07/25/36	905,847
531	First Horizon Mortgage Pass-Through Trust	6.25	11/25/36	544,481
402	GreenPoint Mortgage Funding Trust	0.442(b)	02/25/36	327,177
2,385	GS Mortgage Securities Trust	1.231(b)	04/10/47	193,572
475	GSMSC Pass-Through Trust (c)	7.50 (b)	09/25/36	384,523
	GSR Mortgage Loan Trust
98		0.402(b)	03/25/35	89,354
32		5.50	11/25/35	31,062
	Harborview Mortgage Loan Trust
121		0.342(b)	01/19/38	102,133
1,079		0.352(b)	09/19/46	840,129
622	Impac CMB Trust	0.947(b)	10/25/34	581,930
213	IndyMac INDX Mortgage Loan Trust	4.988(b)	12/25/35	178,685
930	JP Morgan Alternative Loan Trust	0.312(b)	10/25/36	756,057
	JP Morgan Mortgage Trust
373		2.562(b)	06/25/35	375,536
288		5.50	01/25/36	277,002
	IO
1,243		6.468(b)	01/25/37	260,341
	Lehman Mortgage Trust
179		5.50	11/25/35	172,696
373		6.50	09/25/37	329,496
206	Luminent Mortgage Trust 2006-2	0.352(b)	02/25/46	158,095
37	Mastr Adjustable Rate Mortgages Trust	2.626(b)	02/25/36	36,617
110	Merrill Lynch Mortgage Investors Trust	0.832(b)	04/25/29	107,493
89	Prime Mortgage Trust	5.50	11/25/21	89,729
	RALI Trust
527		0.332(b)	12/25/36	389,715
835		5.50	04/25/22 – 06/25/35	800,933
1,228		6.00	05/25/36 – 06/25/36	1,024,397
44	Residential Asset Securitization Trust	0.452(b)	05/25/35	43,929
267	Structured Asset Mortgage Investments II Trust	0.382(b)	05/25/45	238,976
	Washington Mutual Mortgage Pass-Through Certificates Trust
363		0.432(b)	11/25/45	325,888
1,743		0.966(b)	05/25/47	1,431,344
579		1.086(b)	08/25/46	398,916

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2014 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$661		1.106(b) %	07/25/46	$557,835
361		5.50	11/25/35	311,789
1,069		6.00	10/25/35	818,667
	Wells Fargo Mortgage Backed Securities Trust
218		2.616(b)	04/25/34	217,620
526		2.622(b)	10/25/35	503,858
812		5.433(b)	12/25/36	820,376
201	WF-RBS Commercial Mortgage Trust	3.986	05/15/47	170,844

	Total Mortgages – Other (Cost $22,444,083)			24,718,166

	Short-Term Investments (8.7%)
	U.S. Treasury Securities (0.6%)
	U.S. Treasury Bills
206	(e)	0.048	05/29/14	206,392
175	(e)(f)	0.063	08/21/14	174,986

	Total U.S. Treasury Securities (Cost $381,359)			381,378

NUMBER OF SHARES (000)
	Investment Company (8.1%)
5,388	Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class (See Note 6) (Cost $5,388,497)			5,388,497

	Total Short-Term Investments (Cost $5,769,856)			5,769,875

	Total Investments (Cost $67,210,774) (g)		108.5%	72,347,557
	Liabilities in Excess of Other Assets		(8.5)	(5,671,103)

	Net Assets		100.0%	$66,676,454

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2014.
(c)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security – Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2014.
(e)	Rate shown is the yield to maturity at April 30, 2014.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2014 (unaudited)  continued

Futures Contracts Open at April 30, 2014:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
56	Long	U.S. Treasury Long Bond, Jun-14	$7,556,500	$102,912
37	Long	U.S. Treasury 10 yr. Note, Jun-14	4,603,609	18,690
4	Long	U.S. Treasury Ultra Long Bond, Jun-14	589,125	11,000
13	Short	U.S. Treasury 2 yr. Note, Jun-14	(2,858,375)	(6,906)
103	Short	U.S. Treasury 5 yr. Note, Jun-14	(12,303,672)	(68,125)

		Net Unrealized Appreciation		$57,571

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities  April 30, 2014 (unaudited)

Assets:
Investments in securities, at value (cost $61,822,277)	$66,959,060
Investment in affiliate, at value (cost $5,388,497 )	5,388,497

Total investments in securities, at value (cost $67,210,774)	72,347,557
Cash	2,528
Receivable for:
Interest and paydown	369,864
Shares of beneficial interest sold	70,402
Variation margin on open futures contracts	15,887
Investments sold	3,409
Dividends from affiliate	195
Prepaid expenses and other assets	32,501

Total Assets	72,842,343

Liabilities:
Payable for:
Investments purchased	5,882,054
Shares of beneficial interest redeemed	34,932
Dividends to shareholders	25,210
Distribution fee	13,654
Advisory fee	9,196
Transfer agent fee	8,349
Administration fee	4,358
Accrued expenses and other payables	188,136

Total Liabilities	6,165,889

Net Assets	$66,676,454

Composition of Net Assets:
Paid-in-capital	$86,296,603
Net unrealized appreciation	5,194,354
Accumulated undistributed net investment income	336,318
Accumulated net realized loss	(25,150,821)

Net Assets	$66,676,454

Class A Shares:
Net Assets	$56,308,908
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,432,987
Net Asset Value Per Share	$8.75

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.14

Class B Shares:
Net Assets	$1,296,673
Shares Outstanding (unlimited shares authorized, $0.01 par value)	151,269
Net Asset Value Per Share	$8.57

Class L Shares:
Net Assets	$3,024,587
Shares Outstanding (unlimited shares authorized, $0.01 par value)	348,443
Net Asset Value Per Share	$8.68

Class I Shares:
Net Assets	$6,046,286
Shares Outstanding (unlimited shares authorized, $0.01 par value)	702,782
Net Asset Value Per Share	$8.60

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements  continued

Statement of Operations  For the six months ended April 30, 2014 (unaudited)

Net Investment Income:
Income
Interest	$1,387,754
Dividends from affiliate (Note 6)	565

Total Income	1,388,319

Expenses
Advisory fee (Note 4)	161,584
Distribution fee (Class A shares) (Note 5)	70,783
Distribution fee (Class B shares) (Note 5)	5,271
Distribution fee (Class L shares) (Note 5)	9,648
Professional fees	70,884
Shareholder reports and notices	29,275
Registration fees	27,608
Administration fee (Note 4)	27,504
Sub transfer agent fees and expenses (Class A Share)	23,785
Sub transfer agent fees and expenses (Class B shares)	605
Sub transfer agent fees and expenses (Class L shares)	1,048
Sub transfer agent fees and expenses (Class I shares)	107
Custodian fees	18,398
Transfer agent fees and expenses (Class A shares)	12,266
Transfer agent fees and expenses (Class B shares)	1,200
Transfer agent fees and expenses (Class L shares)	938
Transfer agent fees and expenses (Class I shares)	781
Trustees' fees and expenses	3,048
Other	25,879

Total Expenses	490,612

Less: waiver of Advisory fees (Note 4)	(123,523)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(21,698)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(874)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(56)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(888)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,997)

Net Expenses	341,576

Net Investment Income	1,046,743

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	474,819
Futures contracts	225,419
Swap agreements	(130,000)

Net Realized Gain	570,238

Change in Unrealized Appreciation (Depreciation) on:
Investments	864,771
Futures contracts	(267,886)
Swap agreements	138,959

Net Change in Unrealized Appreciation (Depreciation)	735,844

Net Gain	1,306,082

Net Increase	$2,352,825

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$1,046,743	$1,568,564
Net realized gain	570,238	590,024
Net change in unrealized appreciation (depreciation)	735,844	(61,222)

Net Increase	2,352,825	2,097,366

Dividends to Shareholders from Net Investment Income:
Class A shares	(2,241,128)	(2,999,807)
Class B shares	(45,456)	(42,009)
Class L shares	(147,740)	(209,290)
Class I shares	(282,372)	(281,262)

Total Dividends	(2,716,696)	(3,532,368)

Net decrease from transactions in shares of beneficial interest	(5,028,869)	(1,616,597)

Net Decrease	(5,392,740)	(3,051,599)

Net Assets:
Beginning of period	72,069,194	75,120,793

End of Period
(Including accumulated undistributed net investment income of $336,318 and $2,006,271, respectively)	$66,676,454	$72,069,194

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and most Class B shares are subject to a contingent deferred sales charge imposed on shares redeemed within six years. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class L shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub-Transfer Agent fees.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$800,669	$—	$800,669
Agency Fixed Rate Mortgages	—	15,480,591	—	15,480,591
Asset-Backed Securities	—	4,590,526	—	4,590,526
Collateralized Mortgage Obligations – Agency Collateral Series	—	14,740,614	—	14,740,614
Commercial Mortgage-Backed Securities	—	6,247,116	—	6,247,116
Mortgages – Other	—	24,718,166	—	24,718,166
Total Fixed Income Securities	—	66,577,682	—	66,577,682
Short-Term Investments
U.S. Treasury Securities	—	381,378	—	381,378
Investment Company	5,388,497	—	—	5,388,497
Total Short-Term Investments	5,388,497	381,378	—	5,769,875
Futures Contracts	132,602	—	—	132,602
Total Assets	5,521,099	66,959,060	—	72,480,159
Liabilities:
Futures Contracts	75,031	—	—	75,031
Total	$5,446,068	$66,959,060	$—	$72,405,128

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2014, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures    A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has open positions in the futures contract.

Swaps    The Fund may enter into over-the-counter (“OTC”) swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) broker” in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2014.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$132,602	(a)	Variation margin on open futures contracts	$(75,031	)(a)

(a)	Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2014 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$225,419	$(130,000)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$(267,886)	$138,959

For the six months ended April 30, 2014, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$17,035,856

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.10% of the Fund's daily net assets.

Morgan Stanley Services Company Inc. was the Fund’s Administrator. Effective January 1, 2014, the Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s daily net assets.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L and 0.70% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class L — up to 0.50% of the average daily net assets of Class L shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,204,474 at April 30, 2014.

In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.50% of the average daily net assets of Class A shares or Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2014, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.25% and 0.50%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2014, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares of $1,729, and received $563 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014, aggregated $34,232,602 and $34,855,025, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $24,740,808 and $22,637,198, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2014, advisory fees paid were reduced by $1,997 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended April 30, 2014 is as follows:

VALUE OCTOBER 31, 2013	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2014
$368,158	$27,171,022	$22,150,683	$565	$5,388,497

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2014, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $2,008. At April 30, 2014, the Fund had an accrued pension liability of $58,553, which is included in “Accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31, 2013
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	429,006	$3,752,412	720,350	$6,424,139
Conversion from Class B	12,634	108,306	56,933	509,753
Reinvestment of dividends	248,329	2,170,040	320,733	2,845,509
Redeemed	(1,093,297)	(9,579,486)	(1,633,585)	(14,514,584)

Net decrease – Class A	(403,328)	(3,548,728)	(535,569)	(4,735,183)

CLASS B SHARES
Sold	43,783	375,596	102,971	889,964
Conversion to Class A	(12,366)	(108,306)	(58,035)	(509,753)
Reinvestment of dividends	4,806	41,119	4,153	36,166
Redeemed	(14,781)	(124,334)	(44,071)	(383,542)

Net increase – Class B	21,442	184,075	5,018	32,835

CLASS L SHARES
Sold	28,159	244,440	168,895	1,507,799
Reinvestment of dividends	16,951	146,879	23,386	205,769
Redeemed	(188,109)	(1,631,066)	(226,734)	(1,998,088)

Net decrease – Class L	(142,999)	(1,239,747)	(34,453)	(284,520)

CLASS I SHARES
Sold	812,951	6,988,447	680,073	6,025,355
Reinvestment of dividends	32,836	282,035	32,042	278,673
Redeemed	(893,007)	(7,694,951)	(337,157)	(2,933,757)

Net increase (decrease) – Class I	(47,220)	(424,469)	374,958	3,370,271

Net decrease in Fund	(572,105)	$(5,028,869)	(190,046)	$(1,616,597)

The Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

8. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2012 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$3,532,368	$2,656,773

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to losses on paydowns and swaps and an expired capital loss carryforward, resulted in the following reclassifications among the Fund’s components of net assets at October 31, 2013:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$2,689,994	$2,996,919	$(5,686,913)

At October 31, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,091,656	—

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

At April 30, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,336,175 and the aggregate gross unrealized depreciation is $199,392 resulting in net unrealized appreciation of $5,136,783.

At October 31, 2013, the Fund had available for Federal income tax purposes unused short-term capital losses of $1,771,623 and long term capital losses of $97,851 that do not have an expiration date.

In addition, at October 31, 2013, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$3,078,184	October 31, 2014
813,955	October 31, 2015
12,692,663	October 31, 2016
6,943,151	October 31, 2017

During the year ended October 31, 2013, capital loss carryforwards of $5,681,491 expired for Federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2014 (unaudited)  continued

10. Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.80		$8.96		$8.56		$8.49		$8.25		$7.71

Income from investment operations:
Net investment income	0.14		0.18		0.24		0.24		0.21		0.27
Net realized and unrealized gain	0.15		0.08		0.48		0.12		0.30		0.52

Total income from investment operations	0.29		0.26		0.72		0.36		0.51		0.79

Less dividends from Net investment income	(0.34)		(0.42)		(0.32)		(0.29)		(0.27)		(0.25)

Net asset value, end of period	$8.75		$8.80		$8.96		$8.56		$8.49		$8.25

Total Return(1)	3.47	%(6)	2.95%		8.62%		4.37%		6.33%		10.24%

Ratios to Average Net Assets:
Net expenses	0.98	%(2)(3)(4)(7)	0.99	%(3)(4)	1.16	%(2)(3)(4)	1.27	%(2)(3)	1.21	%(2)(3)	1.16	%(2)(3)
Net investment income	3.06	%(2)(3)(4)(7)	2.10	%(3)(4)	2.84	%(2)(3)(4)	2.83	%(2)(3)	2.52	%(2)(3)	3.31	%(2)(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(5)	0.01%		0.00	%(5)	0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$56,309		$60,167		$66,046		$67,975		$77,318		$83,782
Portfolio turnover rate	50	%(6)	97%		238%		309%		333%		499%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2014	1.42%	2.62%
October 31, 2013	1.61	1.48
October 31, 2012	1.27	2.73

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.62		$8.78		$8.39		$8.33		$8.10		$7.57

Income from investment operations:
Net investment income	0.11		0.13		0.19		0.19		0.16		0.22
Net realized and unrealized gain	0.15		0.08		0.47		0.11		0.29		0.51

Total income from investment operations	0.26		0.21		0.66		0.30		0.45		0.73

Less dividends from net investment income	(0.31)		(0.37)		(0.27)		(0.24)		(0.22)		(0.20)

Net asset value, end of period	$8.57		$8.62		$8.78		$8.39		$8.33		$8.10

Total Return(1)	3.21	%(6)	2.40%		7.99%		3.70%		5.77%		9.44%

Ratios to Average Net Assets:
Net expenses	1.69	%(2)(3)(4)(7)	1.61	%(3)(4)	1.76	%(2)(3)(4)	1.87	%(2)(3)	1.81	%(2)(3)	1.76	%(2)(3)
Net investment income	2.35	%(2)(3)(4)(7)	1.60	%(3)(4)	2.24	%(2)(3)(4)	2.23	%(2)(3)	1.92	%(2)(3)	2.71	%(2)(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(5)	0.01%		0.00	%(5)	0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$1,297		$1,119		$1,096		$1,623		$5,575		$9,240
Portfolio turnover rate	50	%(6)	97%		238%		309%		333%		499%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2014	2.19%	1.85%
October 31, 2013	2.28	0.93
October 31, 2012	1.87	2.13

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class L Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.73		$8.89		$8.48		$8.41		$8.17		$7.64

Income from investment operations:
Net investment income	0.13		0.15		0.19		0.19		0.16		0.22
Net realized and unrealized gain	0.15		0.08		0.49		0.12		0.30		0.51

Total income from investment operations	0.28		0.23		0.68		0.31		0.46		0.73

Less dividends from net investment income	(0.33)		(0.39)		(0.27)		(0.24)		(0.22)		(0.20)

Net asset value, end of period	$8.68		$8.73		$8.89		$8.48		$8.41		$8.17

Total Return(1)	3.23	%(6)	2.60%		8.11%		3.76%		5.73%		9.51%

Ratios to Average Net Assets:
Net expenses	1.29	%(2)(3)(4)(7)	1.36	%(3)(4)	1.76	%(2)(3)(4)	1.86	%(2)(3)	1.81	%(2)(3)	1.76	%(2)(3)
Net investment income	2.75	%(2)(3)(4)(7)	1.76	%(3)(4)	2.24	%(2)(3)(4)	2.24	%(2)(3)	1.92	%(2)(3)	2.71	%(2)(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(5)	0.01%		0.00	%(5)	0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$3,025		$4,290		$4,673		$2,128		$2,502		$3,123
Portfolio turnover rate	50	%(6)	97%		238%		309%		333%		499%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2014	1.65%	2.39%
October 31, 2013	1.98	1.14
October 31, 2012	1.87	2.13

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2014		FOR THE YEAR ENDED OCTOBER 31,
			2013		2012		2011		2010^		2009^
	(unaudited)
Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$8.66		$8.81		$8.40		$8.32		$8.09		$7.56

Income from investment operations:
Net investment income	0.15		0.21		0.25		0.26		0.23		0.29
Net realized and unrealized gain	0.14		0.08		0.49		0.13		0.29		0.50

Total income from investment operations	0.29		0.29		0.74		0.39		0.52		0.79

Less dividends from net investment income	(0.35)		(0.44)		(0.33)		(0.31)		(0.29)		(0.26)

Net asset value, end of period	$8.60		$8.66		$8.81		$8.40		$8.32		$8.09

Total Return(1)	3.56	%(6)	3.39%		8.94%		4.78%		6.52%		10.51%

Ratios to Average Net Assets:
Net expenses	0.69	%(2)(3)(4)(7)	0.74	%(3)(4)	0.91	%(2)(3)(4)	1.02	%(2)(3)	0.96	%(2)(3)	0.91	%(2)(3)
Net investment income	3.35	%(2)(3)(4)(7)	2.39	%(3)(4)	3.09	%(2)(3)(4)	3.08	%(2)(3)	2.77	%(2)(3)	3.56	%(2)(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.00	%(5)	0.01%		0.00	%(5)	0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$6,046		$6,491		$3,305		$131		$177		$187
Portfolio turnover rate	50	%(6)	97%		238%		309%		333%		499%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2014	1.08%	2.96%
October 31, 2013	1.42	1.71
October 31, 2012	1.02	2.98

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)  continued

1.  What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)  continued

3.  How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6.  How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday-Friday between 8a.m. and 5p.m. (EST)

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)  continued

•	Writing to us at the following address:

Boston Financial Data Services, Inc.

c/o Privacy Coordinator

P.O. Box 219804

Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)  continued

Special Notice to Residents of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

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Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2014

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